S000035998 [Member] Investment Objectives and Goals - iShares Asia/Pacific Dividend ETF	Jun. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ASIA/PACIFIC DIVIDEND ETFTicker: DVYAStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Asia/Pacific Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in Asia/Pacific developed markets.